UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legacy Wealth Management
Address: 6800 Poplar Ave. Suite 101
         Memphis, TN  38138

13F File Number:  028-13906

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cathy Simmons
Title:     Chief Compliance Officer
Phone:     901-758-9006

Signature, Place, and Date of Signing:

 /s/ Cathy Simmons     Memphis, TN     August 09, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $221,263 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI PAC J IDX   464286665    20655   433843 SH       Sole                    19468        0   414375
ISHARES TR                     RUSSELL MCP GR   464287481     1009    16325 SH       Sole                        0        0    16325
ISHARES TR                     RUSSELL1000VAL   464287598    32953   482609 SH       Sole                    19114        0   463495
ISHARES TR                     RUSSELL 1000     464287622   101219  1369864 SH       Sole                    56613        0  1313251
ISHARES TR                     RUSSELL 2000     464287655    45054   544129 SH       Sole                    24318        0   519811
SPDR S&P 500 ETF TR            TR UNIT          78462f103     1645    12465 SH       Sole                        0        0    12465
VANGUARD INDEX FDS             STK MRK ETF      922908769     1483    21681 SH       Sole                        0        0    21681
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    17245   354686 SH       Sole                    16228        0   338458